Revenue and segmental analysis	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Revenue and segmental analysis
Revenue and segmental analysis
For management purposes, the Group is organized into two reporting divisions, Gas Cylinders and Elektron. These divisions are aggregated from the six identified operating segments in the Group; Luxfer Gas Cylinders and Luxfer Superform aggregate to Gas Cylinders; and Luxfer MEL Technologies, Luxfer Magtech, Luxfer Graphic Arts and Luxfer Czech Republic aggregate to Elektron. The change in operating segments has come about with the change of CEO during 2017, and the way the group has been re-organized to reflect the common elements within the group. This rationale is in line with IFRS 8 which allows for aggregation of operating segments on the basis they share similar economic characteristics for the nature of the products and services; the nature of the production processes; the type or class of customer for their products and services; the methods used to distribute their products or provide their services; and the nature of the regulatory environment. For the purposes of impairment testing, the cash generating units (CGUs) have been assessed to be at the same level as the operating segments. The tables below set out information on the results of these two reportable divisions.
Management monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated by the chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments and has been identified as the CEO, based on trading profit or loss (defined as operating profit or loss before profits on sale of redundant site, changes to defined benefit pension plans and restructuring and other expense), and adjusted EBITDA (defined as profit on operations before taxation for the period, finance income (which comprises interest received and foreign exchange gains) and costs (which comprises interest costs, IAS 19R retirement benefits finance charge and the unwind of the discount on deferred contingent consideration from acquisitions), net gain / loss on acquisitions and disposals of businesses, changes to defined benefit pension plans, restructuring and other expense, other share based compensation charges, depreciation and amortization and loss on disposal of property, plant and equipment). For the purposes of our divisional segmental analysis, IFRS 8 requires the use of "segment profit" performance measures that are used by our chief operating decision maker. Trading profit is the "segment profit" used to satisfy this requirement in the below analysis.
Unallocated assets and liabilities include those which are held on behalf of the Group and cannot be allocated to a division, such as taxation, investments, cash, retirement benefits obligations, bank and other loans and holding company assets and liabilities.

REPORTING SEGMENTS:
Year ended December 31, 2017

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	220.2	221.6	—	441.8
Inter-segment revenue	—	(0.5)	—	(0.5)
Revenue to external customers	220.2	221.1	—	441.3
Result
Adjusted EBITDA	17.3	44.5	—	61.8
Other share based compensation charges	(1.0)	(1.2)	—	(2.2)
Loss on disposal of property, plant and equipment	—	(0.1)	—	(0.1)
Depreciation and amortization	(7.6)	(11.4)	—	(19.0)
Trading profit—segment result	8.7	31.8	—	40.5
Profit on sale of redundant site	—	—	0.4	0.4
Restructuring and other expense (Note 5)	(6.6)	(12.7)	(2.3)	(21.6)
Operating profit	2.1	19.1	(1.9)	19.3
Acquisitions and disposals (Note 5)	—	1.3	—	1.3
Net interest costs	—	—	(6.7)	(6.7)
IAS 19R retirement benefits finance charge	—	—	(1.8)	(1.8)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.2)	—	(0.2)
Profit / (loss) on operations before taxation	2.1	20.2	(10.4)	11.9
Tax expense				(0.4)
Net income for the year				11.5
Other segment information
Segment assets	150.5	207.6	44.5	402.6
Segment liabilities	(22.6)	(22.3)	(195.4)	(240.3)
Net assets / (liabilities) employed(2)	127.9	185.3	(150.9)	162.3
Capital expenditure: Property, plant and equipment	3.5	5.7	—	9.2
Capital expenditure: Intangible assets	1.4	0.3	—	1.7

Year ended December 31, 2016

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	225.8	189.1	—	414.9
Inter-segment revenue	—	(0.1)	—	(0.1)
Revenue to external customers	225.8	189.0	—	414.8
Result
Adjusted EBITDA	19.7	35.6	—	55.3
Other share based compensation charges	(0.6)	(0.8)	—	(1.4)
Loss on disposal of property, plant and equipment	(0.1)	(0.1)	—	(0.2)
Depreciation and amortization	(7.6)	(10.8)	—	(18.4)
Trading profit—segment result	11.4	23.9	—	35.3
Profit on sale of redundant site	—	—	2.1	2.1
Changes to defined benefit pension plans (Note 5)	—	—	0.6	0.6
Restructuring and other expense (Note 5)	—	(2.2)	—	(2.2)
Operating profit	11.4	21.7	2.7	35.8
Acquisitions and disposals (Note 5)	—	0.2	—	0.2
Net interest costs	—	—	(5.6)	(5.6)
IAS 19R retirement benefits finance charge	—	—	(2.1)	(2.1)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.4)	—	(0.4)
Profit / (loss) on operations before taxation	11.4	21.5	(5.0)	27.9
Tax expense				(6.0)
Net income for the year				21.9
Other segment information
Segment assets	146.8	190.6	54.1	391.5
Segment liabilities	(21.7)	(14.2)	(213.7)	(249.6)
Net assets / (liabilities) employed(2)	125.1	176.4	(159.6)	141.9
Capital expenditure: Property, plant and equipment	6.5	10.0	—	16.5
Capital expenditure: Intangible assets	1.5	0.9	—	2.4
Year ended December 31, 2015

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	239.1	221.8	—	460.9
Inter-segment revenue	—	(0.6)	—	(0.6)
Revenue to external customers	239.1	221.2	—	460.3
Result
Adjusted EBITDA	16.5	45.7	—	62.2
Other share based compensation charges	(0.7)	(0.6)	—	(1.3)
Depreciation and amortization	(7.2)	(11.4)	—	(18.6)
Trading profit—segment result	8.6	33.7	—	42.3
Changes to defined benefit pension plans (Note 5)	—	—	18.0	18.0
Restructuring and other expense (Note 5)	(21.9)	(0.5)	—	(22.4)
Operating (loss)/profit	(13.3)	33.2	18.0	37.9
Acquisitions and disposals (Note 5)	(0.2)	—	(1.8)	(2.0)
Net interest costs	—	—	(6.9)	(6.9)
IAS 19R retirement benefits finance charge	—	—	(3.0)	(3.0)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.4)	—	(0.4)
(Loss)/profit on operations before taxation	(13.5)	32.8	6.3	25.6
Tax expense				(9.5)
Net income for the year				16.1
Other segment information
Segment assets	158.3	208.5	68.9	435.7
Segment liabilities	(32.3)	(21.4)	(212.3)	(266.0)
Net assets/(liabilities) employed(2)	126.0	187.1	(143.4)	169.7
Capital expenditure: Property, plant and equipment	6.0	9.3	—	15.3
Capital expenditure: Intangible assets	1.2	0.9	—	2.1

GEOGRAPHIC ORIGIN:
Year ended December 31, 2017

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	162.6	48.6	275.9	0.1	2.7	489.9
Inter-segment revenue	(23.1)	(1.5)	(24.0)	—	—	(48.6)
Revenue to external customers	139.5	47.1	251.9	0.1	2.7	441.3
Result
Adjusted EBITDA	16.2	1.3	44.1	0.1	0.1	61.8
Other share based compensation charges	(1.4)	—	(0.8)	—	—	(2.2)
Loss on disposal of property, plant and equipment	—	(0.1)	—	—	—	(0.1)
Depreciation and amortization	(5.9)	(2.4)	(10.7)	—	—	(19.0)
Trading profit/(loss)—segment result	8.9	(1.2)	32.6	0.1	0.1	40.5
Sale of redundant site	0.4	—	—	—	—	0.4
Restructuring and other expense (Note 5)	(14.4)	(2.3)	(4.9)	—	—	(21.6)
Operating (loss) / profit	(5.1)	(3.5)	27.7	0.1	0.1	19.3
Other geographical segment information
Non-current assets(1)	74.3	14.2	142.5	—	0.3	231.3
Net assets employed(2)	10.0	30.7	118.8	—	2.8	162.3
Capital expenditure: Property, plant and equipment	4.4	0.7	4.1	—	—	9.2
Capital expenditure: Intangible assets	1.4	—	0.3	—	—	1.7
Year ended December 31, 2016

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	142.6	39.1	282.5	0.1	3.4	467.7
Inter-segment revenue	(28.6)	(1.6)	(22.7)	—	—	(52.9)
Revenue to external customers	114.0	37.5	259.8	0.1	3.4	414.8
Result
Adjusted EBITDA	17.4	(0.4)	37.8	0.1	0.4	55.3
Other share based compensation charges	(1.0)	—	(0.4)	—	—	(1.4)
Loss on disposal of property, plant and equipment	—	(0.1)	(0.1)	—	—	(0.2)
Depreciation and amortization	(5.7)	(2.3)	(10.3)	—	(0.1)	(18.4)
Trading profit/(loss)—segment result	10.7	(2.8)	27.0	0.1	0.3	35.3
Sale of redundant site	2.1	—	—	—	—	2.1
Changes to defined benefit pension plans	—	—	0.6	—	—	0.6
Restructuring and other expense (Note 5)	(0.6)	—	(1.6)	—	—	(2.2)
Operating profit/(loss)	12.2	(2.8)	26.0	0.1	0.3	35.8
Other geographical segment information
Non-current assets(1)	77.5	13.8	143.9	—	0.2	235.4
Net assets employed(2)	6.9	19.7	112.3	0.3	2.7	141.9
Capital expenditure: Property, plant and equipment	6.7	1.2	8.6	—	—	16.5
Capital expenditure: Intangible assets	2.0	—	0.4	—	—	2.4
Year ended December 31, 2015

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	145.0	62.4	299.6	0.1	3.9	511.0
Inter-segment revenue	(27.0)	(2.9)	(20.8)	—	—	(50.7)
Revenue to external customers	118.0	59.5	278.8	0.1	3.9	460.3
Result
Adjusted EBITDA	13.6	1.3	46.5	0.2	0.6	62.2
Other share based compensation charges	(1.0)	—	(0.3)	—	—	(1.3)
Depreciation and amortization	(6.1)	(2.3)	(10.1)	—	(0.1)	(18.6)
Trading profit/(loss)—segment result	6.5	(1.0)	36.1	0.2	0.5	42.3
Changes to defined benefit pension plans	18.0	—	—	—	—	18.0
Restructuring and other expense (Note 5)	(8.0)	(7.8)	(6.6)	—	—	(22.4)
Operating profit/(loss)	16.5	(8.8)	29.5	0.2	0.5	37.9
Other geographical segment information
Non-current assets(1)	67.8	14.5	147.6	—	0.3	230.2
Net assets employed(2)	19.7	23.7	122.6	0.3	3.4	169.7
Capital expenditure: Property, plant and equipment	5.5	1.4	8.4	—	—	15.3
Capital expenditure: Intangible assets	1.7	—	0.4	—	—	2.1

(1)	The Group's non-current assets analyzed by geographic origin include property, plant and equipment, intangible assets and investments.

(2)	Represents net assets employed—excluding inter-segment assets and liabilities.

GEOGRAPHIC DESTINATION:

	United Kingdom	Rest of Europe	Africa	North America	South America	Asia Pacific	Total
	$M	$M	$M	$M	$M	$M	$M
Revenue—Continuing activities
Year ended December 31, 2017	40.7	102.9	3.0	238.7	8.6	47.4	441.3
Year ended December 31, 2016	36.4	94.2	2.4	226.3	9.9	45.6	414.8
Year ended December 31, 2015	53.5	98.9	2.7	245.9	13.4	45.9	460.3